Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Swvl Holdings Corp
Entity Central Index Key	0001875609
Entity Emerging Growth Company	true
Entity Ex Transition Period	false